Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($) claim
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 122,600
Non-current legal proceedings provision	1,622	$ 1,578
MCSA | Taxes
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 4,800	$ 4,400
MCSA | Mining and other
Disclosure of contingent liabilities [line items]
Number of claims | claim	5	5